Acquisitions (Details Narrative) (USD $)	0 Months Ended
Mar. 22, 2013
Series D Preferred Stock
Issuance of Preferred stock for acqusition, shares	60,000
Fair market value	$ 585,640
Liquidation Value	$ 4,700,000
Convertible common stock, shares	1,000
New Series D Convertible Preferred Stock
Issuance of Preferred stock for acqusition, shares	58,564